Short term investments - available for sale (Tables)	12 Months Ended
Dec. 31, 2011
Cost and fair value of the investments
	December 31,	December 31,
	2011	2010
	(in thousands)

At start of period/year	$-	$49,227
Additions	56,000	30,260
Disposals	(438)	(79,487)
Unrealized capital gain/(loss) - investments	(622)	-

At end of period/year	$54,940	-